Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Disclosure [Abstract]
Supplemental cash flow disclosures
24.	Supplemental cash flow disclosures

	Year ended December 31	Ten months ended December 31	Year ended February 28
	2019	2018	2018
Cash provided by (used in):
Accounts receivable	(15,267)	(2,469)	118
Biological assets	18,659	(2,102)	—
Inventory	(57,985)	(923)	—
Prepaid expenses and deposits	(7,213)	1,072	(3,726)
Accounts payable and accrued liabilities	18,476	14,421	4,823
Convertible notes	(152)	—	—
Deferred tax	(115)	—	—
Contingent consideration	(582)	—	—
Finance leases	—	107	—
	(44,179)	10,106	1,215

Changes in non-cash working capital relating to:
Operating	(47,403)	1,217	910
Investing	1,077	10,282	(2,121)
Financing	2,147	(1,393)	2,426
	(44,179)	10,106	1,215

Cash interest paid	13,753	919	—

The following table reconciles long-term debt to cash flows arising from financing activities:

Long-term debt(1)
Balance at February 28, 2017	—
Cash changes:
Proceeds from Note Agreement	7,000
Balance at February 28, 2018	7,000
Cash changes:
Proceeds from Credit Facilities	32,159
Proceeds from other debt instruments	8,546
Non-cash changes:
Promissory Note issued to repurchase shares	6,931
Balance at December 31, 2018 (note 13)	54,636
Cash changes:
Proceeds from Syndicated Credit Agreement, net of costs	82,687
Repayment of Credit Facilities	(32,871)
Proceeds from Term Debt Facility, net of costs	105,539
Repayment of other debt instruments	(56,173)
Debt acquired through acquisitions	33,618
Non-cash changes:
Accretion	3,030
Amortization of debt issue costs	892
Extinguishment of debt issue costs	488
Reclassification to derivative liability	(13,933)
Balance at December 31, 2019 (note 13)	177,913
(1)	Long-term debt, including the current portion of long-term debt